Supplemental Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Work-in-Process and Finished Goods Inventories Include Raw Materials, Labor and Overhead

Supplementary balance sheet information at March 31, 2013 and June 30, 2012 , is detailed in the following tables.

(Dollars in millions)	March 31, 2013	June 30, 2012
Raw materials and supplies	$80.9	$69.8
Work-in-process	30.4	25.1
Finished goods	43.8	32.3

Total inventory, gross	155.1	127.2
Inventory reserves	(11.9)	(8.5)

Total inventory, net	$143.2	$118.7

Work-in-process and finished goods inventories include raw materials, labor and overhead. Total inventories consisted of the following:

(in millions)	June 30, 2012	June 30, 2011
Raw materials and supplies	$69.8	$69.4
Work-in-process	25.1	24.5
Finished goods	32.3	46.7

Total inventory, gross	127.2	140.6
Inventory reserves	(8.5)	(9.8)

Total inventory, net	$118.7	$130.8

Prepaid and Other Assets

Prepaid and other assets consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Prepaid expenses	$11.9	$24.2
Spare parts supplies	11.8	11.7
Deferred taxes	18.2	18.6
Other current assets	42.5	54.2

Total prepaid and other assets	$84.4	$108.7

Prepaid and other assets consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Prepaid expenses	$24.2	$16.4
Spare parts supplies	11.7	10.7
Deferred taxes	18.6	20.0
Other current assets	54.2	46.4

Total prepaid and other assets	$108.7	$93.5

Property and Equipment

Property and equipment consists of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Land, buildings and improvements	$550.6	$527.3
Machinery and equipment	619.0	586.2
Furniture and fixtures	9.6	8.5
Construction in progress	69.9	54.2

Property and equipment, at cost	1,249.1	1,176.2
Accumulated depreciation	(442.1)	(366.5)

Property and equipment, net	$807.0	$809.7

Property and equipment consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Land, buildings and improvements	$527.3	$420.4
Machinery and equipment	586.2	547.0
Furniture and fixtures	8.5	9.3
Construction in progress	54.2	50.9

Property and equipment, at cost	1,176.2	1,027.6
Accumulated depreciation	(366.5)	(306.3)

Property and equipment, net	$809.7	$721.3

Other Assets Non Current	Other assets consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Deferred long term debt financing costs	$21.0	$22.6
Other	20.6	19.2

Total other assets	$41.6	$41.8

Other assets consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Deferred long term debt financing costs	$22.6	$29.9
Other	19.2	14.8

Total other assets	$41.8	$44.7

Other Accrued Liabilities

Other accrued liabilities consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Accrued employee-related expenses	$65.7	$86.8
Restructuring accrual	8.3	9.8
Deferred income tax	1.6	1.6
Accrued interest	39.8	18.3
Interest rate swaps	1.3	23.2
Deferred revenue and fees	32.1	25.4
Accrued income tax	23.7	31.4
Other accrued liabilities and expenses	48.1	65.4

Total other accrued liabilities	$220.6	$261.9

Other accrued liabilities consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Accrued employee-related expenses	$86.8	$81.9
Restructuring accrual	9.8	8.0
Deferred income tax	1.6	0.7
Accrued interest	18.3	19.5
Interest rate swaps	23.2	23.5
Deferred revenue and fees	25.4	15.5
Accrued income tax	31.4	22.3
Other accrued liabilities and expenses	65.4	50.2

Total other accrued liabilities	$261.9	$221.6

Trade Receivables Allowance For Doubtful Accounts

Trade receivables Allowance for Doubtful Accounts activity as follows:

(in millions)	June 30, 2012	June 30, 2011	June 30, 2010
Trade receivables allowance for doubtful accounts
Beginning Balance	$4.3	$2.8	$2.9
Charged to Cost and Expenses	0.5	1.4	0.9
Deductions and other	(0.3)	(0.1)	(1.0)
Impact of Foreign Exchange	(0.3)	0.2	—

Closing Balance	$4.2	$4.3	$2.8

Inventory Reserve

Inventories reserve activity as follows:

(in millions)	June 30, 2012	June 30, 2011	June 30, 2010
Inventory reserve
Beginning Balance	$9.8	$14.6	$16.0
Charged to Cost and Expenses	9.1	8.9	13.9
Deductions	(9.6)	(15.2)	(14.4)
Impact of Foreign Exchange	(0.8)	1.5	(0.9)

Closing Balance	$8.5	$9.8	$14.6